Expense Example {- Franklin Arizona Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-21 - Franklin Arizona Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 455
3 years	624
5 years	808
10 years	1,339
Class A1
Expense Example:
1 year	440
3 years	578
5 years	729
10 years	1,167
Class C
Expense Example:
1 year	223
3 years	384
5 years	665
10 years	1,466
Class R6
Expense Example:
1 year	54
3 years	172
5 years	301
10 years	676
Advisor Class
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701